Commitments and Contingencies - Narrative (Details)											1 Months Ended	12 Months Ended
	Feb. 28, 2023 motion	Aug. 29, 2022 USD ($)	Feb. 25, 2022 motion	Feb. 03, 2022 motion	Oct. 29, 2021 motion	Mar. 26, 2021 motion	Oct. 20, 2016 USD ($)	Sep. 07, 2016 USD ($)	Jun. 10, 2016 USD ($)	Dec. 09, 2014 USD ($) plaintiff	Nov. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) symbol prize_box_amount_multiplier lawsuit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Provisions for litigation matters												$ 225,000,000
DDI / Benson Matter provision											$ 50,000,000	(50,000,000)	$ 0	$ 0
DDI / Benson Matter provision												$ 220,000,000	0
Number of times the prize to be received | prize_box_amount_multiplier												5
Number of symbols in a pattern revealed to obtain prize | symbol												3
Adrienne Benson and Mary Simonson
Loss Contingencies [Line Items]
Litigation settlement, expense		$ 415,000,000
Nonoperating expense												$ 270,000,000
Adrienne Benson and Mary Simonson | Company Subsidiaries
Loss Contingencies [Line Items]
Litigation settlement, expense		270,000,000
Adrienne Benson and Mary Simonson | Double Down Interactive
Loss Contingencies [Line Items]
Litigation settlement, expense		$ 145,000,000
Texas Fun 5’s Instant Ticket Game
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit												4
Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Number of individuals claiming damages | plaintiff										1,200
Number of motions | motion				2	2	2
Number of denied motions | motion			1
Steele, et al. v. GTECH Corporation | Subsequent event
Loss Contingencies [Line Items]
Number of motions | motion	3
Steele, et al. v. GTECH Corporation | Minimum
Loss Contingencies [Line Items]
Damages claimed										$ 600,000,000
Guerra v. GTECH Corporation | Minimum
Loss Contingencies [Line Items]
Damages claimed									$ 500,000
Wiggins v. IGT Global Solutions Corp. | Minimum
Loss Contingencies [Line Items]
Damages claimed								$ 1,000,000
Campos et al. v. GTECH Corporation | Minimum
Loss Contingencies [Line Items]
Damages claimed							$ 1,000,000
Performance Bonds
Loss Contingencies [Line Items]
Term of bonds												1 year
Performance bonds, liability												$ 0	$ 0